Equity - dividends (Details) - Ordinary Dividend [Member] - EUR (€) € / shares in Units, € in Billions			12 Months Ended
	May 02, 2019	Apr. 12, 2019	Dec. 31, 2019
Dividend type [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share			€ 0.70
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners			€ 1.1
Dividends paid, ordinary shares per share	€ 1.30	€ 0.65
Dividends paid, ordinary shares	€ 2.0	€ 1.0